Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 652,312,500
Previously Paid Amount	0
Total Fee Amount	56,751.19
Total Offset Amount	0
Net Fee	$ 56,751.19
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A